Note 8 - Deposits (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Deposit Liabilities, Type [Table Text Block]
	In Thousands
	2021	2020
Demand deposits	$506,258	391,360
Savings accounts	296,434	201,984
Negotiable order of withdrawal accounts	957,985	771,195
Money market demand accounts	1,201,235	984,677
Certificates of deposit $250,000 or greater	123,297	112,696
Other certificates of deposit	399,850	425,299
Individual retirement accounts $250,000 or greater	8,618	10,323
Other individual retirement accounts	61,394	63,061
	$3,555,071	2,960,595

Time Deposit Maturities [Table Text Block]
(In Thousands)
Maturity	Total
2022	$339,093
2023	137,141
2024	71,616
2025	21,398
2026	23,898
Thereafter	13
$593,159